Annual Total Returns- Invesco STIC Prime Portfolio (Institutional) [BarChart] - Institutional - Invesco STIC Prime Portfolio - Institutional Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.08%	0.10%	0.05%	0.07%	0.12%	0.37%	0.93%	1.88%	2.16%	0.46%